Deposits (Schedule of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Demand, non-interest bearing	$ 106,667	$ 77,697
Interest-bearing demand and money market	114,406	95,675
Savings	94,923	67,430
Time deposits, $100,000 or more	5,222	4,501
Other time deposits	135,908	135,581
Total deposits	$ 457,126	$ 380,884